Label	Element	Value
S 000012125 [Member]
Net Assets	us-gaap_AssetsNet	$ 19,864,325
Advisory Fees Paid, Amount	oef_AdvisoryFeesPaidAmt	$ 106,804
Holdings Count	oef_HoldingsCount	30
Investment Company, Portfolio Turnover	us-gaap_InvestmentCompanyPortfolioTurnover	600.00%
Diversified Company [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	1062.00%
Business Services [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	123.00%
Aerospace And Defense [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	217.00%
Computer And Peripherals [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	305.00%
Railroad [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	401.00%
Insurance Property And Casualty [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	92.00%
Computer Softwareand Services [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	1886.00%
Farm And Construction Machinery [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	243.00%
Computer Hardware [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	810.00%
Machinery [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	417.00%
Telecommunications Services [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	176.00%
Semiconductor [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	302.00%
Transportation And Logistics [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	51.00%
Health Care Plans [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	104.00%
Health Care Providers [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	84.00%
Drug [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	61.00%
Chemicals [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	127.00%
Industrial Products [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	118.00%
Home Improvement Stores [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	237.00%
Online Media [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	452.00%
Semiconductor Capital Equipment [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	851.00%
Retail Apparel And Specialty [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	417.00%
Environmental [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	493.00%
Application Software [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	476.00%
Biotechnology [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	366.00%
Mining [Member] | S 000012125 [Member]
Percent of Net Asset Value	oef_PctOfNav	74.00%
C 000033070 [Member] | S 000012125 [Member]
Fund Name	oef_FundName	American Growth Fund, Inc.
Class Name	oef_ClassName	Class C
Trading Symbol	dei_TradingSymbol	AMRCX
Shareholder Report Annual or Semi-Annual	oef_ShareholderReportAnnualOrSemiAnnual	Semi-Annual Shareholder Report
Annual or Semi-Annual Statement [Text Block]	oef_AnnlOrSemiAnnlStatementTextBlock	This semi-annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to January 31, 2025.
Additional Information [Text Block]	oef_AddlInfoTextBlock	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	oef_AddlInfoPhoneNumber	1-800-525-2406
Expenses [Text Block]	oef_ExpensesTextBlock	WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS (based on a hypothetical $10,000 investment)
Expenses Paid, Amount	oef_ExpensesPaidAmt	$ 593
Expense Ratio, Percent	oef_ExpenseRatioPct	586.00%
Largest Holdings [Text Block]	oef_LargestHoldingsTableTextBlock	WHAT FACTORS INFLUENCED PERFORMANCE?
Factors Affecting Performance [Text Block]	oef_FactorsAffectingPerfTextBlock	HOW DID THE FUND PERFORM FOR THESIX MONTH PEROD AND WHAT AFFECTED ITS PERFORMANCE?
Line Graph [Table Text Block]	oef_LineGraphTableTextBlock	HOW DID THE FUND PERFORM THE PAST 10 YEARS?
Line Graph [Table Text Block]	oef_LineGraphTableTextBlock	TOTAL RETURN
Average Annual Return [Table Text Block]	oef_AvgAnnlRtrTableTextBlock	AVERAGE ANNUAL TOTAL RETURN
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Performance quoted for the period ended 1/31/2025 represents past performance and cannot be used to predict future results
No Deduction of Taxes [Text Block]	oef_NoDeductionOfTaxesTextBlock	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Additional Fund Statistics [Text Block]	oef_AddlFundStatisticsTextBlock	KEY FUND STATISTICS (as of January 31, 2025)
Net Assets	us-gaap_AssetsNet	$ 1,476,158
Advisory Fees Paid, Amount	oef_AdvisoryFeesPaidAmt	$ 8,070
Investment Company, Portfolio Turnover	us-gaap_InvestmentCompanyPortfolioTurnover	600.00%
C 000033067 [Member] | S 000012125 [Member]
Fund Name	oef_FundName	American Growth Fund, Inc.
Class Name	oef_ClassName	Class D
Trading Symbol	dei_TradingSymbol	AMRGX
Shareholder Report Annual or Semi-Annual	oef_ShareholderReportAnnualOrSemiAnnual	Semi-Annual Shareholder Report
Annual or Semi-Annual Statement [Text Block]	oef_AnnlOrSemiAnnlStatementTextBlock	This semi-annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to January 31, 2025.
Additional Information [Text Block]	oef_AddlInfoTextBlock	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	oef_AddlInfoPhoneNumber	1-800-525-2406
Expenses [Text Block]	oef_ExpensesTextBlock	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR (based on a hypothetical $10,000 investment)
Expenses Paid, Amount	oef_ExpensesPaidAmt	$ 457
Expense Ratio, Percent	oef_ExpenseRatioPct	450.00%
Largest Holdings [Text Block]	oef_LargestHoldingsTableTextBlock	WHAT FACTORS INFLUENCED PERFORMANCE?
Factors Affecting Performance [Text Block]	oef_FactorsAffectingPerfTextBlock	HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Line Graph [Table Text Block]	oef_LineGraphTableTextBlock	HOW DID THE FUND PERFORM THE PAST 10 YEARS?
Line Graph [Table Text Block]	oef_LineGraphTableTextBlock	TOTAL RETURN
Average Annual Return [Table Text Block]	oef_AvgAnnlRtrTableTextBlock	AVERAGE ANNUAL TOTAL RETURN
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Performance quoted for the period ended 1/31/2025 represents past performance and cannot be used to predict future results
No Deduction of Taxes [Text Block]	oef_NoDeductionOfTaxesTextBlock	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Additional Fund Statistics [Text Block]	oef_AddlFundStatisticsTextBlock	KEY FUND STATISTICS (as of January 31, 2025)
Investment Company, Portfolio Turnover	us-gaap_InvestmentCompanyPortfolioTurnover	600.00%
C 000033069 [Member] | S 000012125 [Member]
Fund Name	oef_FundName	American Growth Fund, Inc.
Class Name	oef_ClassName	Class B
Trading Symbol	dei_TradingSymbol	AMRBX
Shareholder Report Annual or Semi-Annual	oef_ShareholderReportAnnualOrSemiAnnual	Semi-Annual Shareholder Report
Annual or Semi-Annual Statement [Text Block]	oef_AnnlOrSemiAnnlStatementTextBlock	This semi-annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to January 31, 2025.
Additional Information [Text Block]	oef_AddlInfoTextBlock	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm
Additional Information Phone Number	oef_AddlInfoPhoneNumber	1-800-525-2406
Expenses [Text Block]	oef_ExpensesTextBlock	WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS (based on a hypothetical $10,000 investment)
Expenses Paid, Amount	oef_ExpensesPaidAmt	$ 638
Expense Ratio, Percent	oef_ExpenseRatioPct	632.00%
Largest Holdings [Text Block]	oef_LargestHoldingsTableTextBlock	WHAT FACTORS INFLUENCED PERFORMANCE?
Factors Affecting Performance [Text Block]	oef_FactorsAffectingPerfTextBlock	HOW DID THE FUND PERFORM FOR THE SIX MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Line Graph [Table Text Block]	oef_LineGraphTableTextBlock	TOTAL RETURN
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Performance quoted for the period ended 1/31/2025 represents past performance and cannot be used to predict future results
No Deduction of Taxes [Text Block]	oef_NoDeductionOfTaxesTextBlock	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Additional Fund Statistics [Text Block]	oef_AddlFundStatisticsTextBlock	KEY FUND STATISTICS (as of January 31, 2025)
Advisory Fees Paid, Amount	oef_AdvisoryFeesPaidAmt	$ 1,402
C 000033068 [Member] | S 000012125 [Member]
Fund Name	oef_FundName	American Growth Fund, Inc.
Class Name	oef_ClassName	Class A
Trading Symbol	dei_TradingSymbol	AMRAX
Shareholder Report Annual or Semi-Annual	oef_ShareholderReportAnnualOrSemiAnnual	Semi-Annual Shareholder Report
Annual or Semi-Annual Statement [Text Block]	oef_AnnlOrSemiAnnlStatementTextBlock	This semi-annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to January 31, 2025.
Additional Information [Text Block]	oef_AddlInfoTextBlock	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	oef_AddlInfoPhoneNumber	1-800-525-2406
Expenses [Text Block]	oef_ExpensesTextBlock	WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS
Expenses Paid, Amount	oef_ExpensesPaidAmt	$ 450
Expense Ratio, Percent	oef_ExpenseRatioPct	4.93%
Largest Holdings [Text Block]	oef_LargestHoldingsTableTextBlock	HOW DID THE FUND PERFORM FOR THE SIX MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Factors Affecting Performance [Text Block]	oef_FactorsAffectingPerfTextBlock	WHAT FACTORS INFLUENCED PERFORMANCE?
Line Graph [Table Text Block]	oef_LineGraphTableTextBlock	TOTAL RETURN
Average Annual Return [Table Text Block]	oef_AvgAnnlRtrTableTextBlock	AVERAGE ANNUAL TOTAL RETURN
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Performance quoted for the period ended 1/31/2025 represents past performance and cannot be used to predict future results
No Deduction of Taxes [Text Block]	oef_NoDeductionOfTaxesTextBlock	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Additional Fund Statistics [Text Block]	oef_AddlFundStatisticsTextBlock	KEY FUND STATISTICS (as of January 31, 2025)
Net Assets	us-gaap_AssetsNet	$ 10,207,026
Advisory Fees Paid, Amount	oef_AdvisoryFeesPaidAmt	$ 55,012